Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2022
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	As at
	June 30,	December 31,
($ millions)	2022	2021
Long-term debt	25,300	24,177
Credit facility borrowings	1,155	1,305
Total long-term debt	26,455	25,482
Less: Deferred financing costs and debt discounts	(155)	(147)
Less: Current installments of long-term debt	(1,743)	(1,628)
	24,557	23,707

Long-Term Debt Issuances		Interest
Year-to-Date June 30, 2022	Month	Rate					Use of
($ millions, except as noted)	Issued	(%)		Maturity	Amount		Proceeds
ITC
Secured first mortgage bonds	January	2.93		2052	US	150	(1) (2) (3) (4)
Secured senior notes	May	3.05		2052	US	75	(1) (3) (4)
UNS Energy
Unsecured senior notes	February	3.25		2032	US	325	(4) (5)
Central Hudson
Unsecured senior notes	January	2.37		2027	US	50	(4) (5)
Unsecured senior notes	January	2.59		2029	US	60	(4) (5)
FortisBC Electric
Unsecured debentures	March	4.16		2052	100		(1)
Newfoundland Power
First mortgage sinking fund bonds	April	4.20		2052	75		(1) (4) (5)
FortisAlberta
Senior unsecured debentures	May	4.62		2052	125		(1)
Fortis
Unsecured senior notes	May	4.43	(6)	2029	500		(4) (7)
(1)    Repay credit facility borrowings
(2)    US$20 million to fund or refinance a portfolio of eligible green projects
(3)    Fund capital expenditures
(4)    General corporate purposes
(5)    Repay maturing long-term debt
(6)    The Corporation entered into cross-currency interest rate swaps to effectively convert the debt into US$391 million with an interest rate of 4.34% (Note 12)
(7)    Fund the June 2022 redemption of the Corporations $500 million, 2.85% senior unsecured notes due December 2023

Schedule of Credit Facilities

			As at
Credit facilities	Regulated	Corporate	June 30,	December 31,
($ millions)	Utilities	and Other	2022	2021
Total credit facilities	3,568	2,021	5,589	4,846
Credit facilities utilized:
Short-term borrowings (1)	(413)	—	(413)	(247)
Long-term debt (including current portion) (2)	(624)	(531)	(1,155)	(1,305)
Letters of credit outstanding	(67)	(72)	(139)	(115)
Credit facilities unutilized	2,464	1,418	3,882	3,179
(1)    The weighted average interest rate was 1.9% (December 31, 2021 - 0.6%).
(2) The weighted average interest rate was 2.4% (December 31, 2021 - 0.9%). The current portion was $835 million (December 31, 2021 - $888 million).